JOINT VENTURE AND OPTIONS TRANSACTION	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

Note 3 – Joint Venture and Options Transaction

In Good Health

On October 31, 2018, the Company, CLS Massachusetts, and IGH, which converted to a for-profit corporation on November 6, 2018 (the “Conversion”), entered into the IGH Option Agreement. Under the terms of the IGH Option Agreement, CLS Massachusetts had an exclusive option to acquire all of the outstanding capital stock of IGH (the “IGH Option”) during the period beginning on the earlier of the date that was one year after the effective date of the Conversion and December 1, 2019, and ending on the date that was 60 days after such date (the “Option Period”). If CLS Massachusetts exercised the IGH Option, the Company, a wholly-owned subsidiary of the Company and IGH would enter into the IGH Merger Agreement (the form of which had been agreed to by the parties). At the effective time of the merger contemplated by the IGH Merger Agreement, CLS Massachusetts would pay a purchase price of $47,500,000, subject to reduction as provided in the IGH Merger Agreement, payable as follows: $35 million in cash, $7.5 million in the form of a five-year promissory note, and $5 million in the form of restricted common stock of the Company, plus $2.5 million as consideration for a non-competition agreement with IGH’s President, payable in the form of a five-year promissory note. IGH and certain IGH stockholders holding sufficient aggregate voting power to approve the transactions contemplated by the IGH Merger Agreement entered into agreements pursuant to which such stockholders, among other things, agreed to vote in favor of such transactions.

On October 31, 2018, as consideration for the IGH Option, the Company made a loan to IGH (the “IGH Loan”), in the principal amount of $5,000,000 (the “IGH Loan Amount”), subject to the terms and conditions set forth in that certain Loan Agreement, dated as of October 31, 2018 between IGH as the borrower and the Company as the lender (the “IGH Loan Agreement”). The IGH Loan was evidenced by a secured promissory note of IGH (the “IGH Note”), which bore interest at the rate of 6% per annum and was scheduled to mature on October 31, 2021. The Company recorded interest income in the amounts of $149,972 and $296,450 on the IGH Loan during the twelve months ended May 31, 2021 and 2020, respectively. On March 1, 2020, the Company capitalized interest in the amount of $399,453 into the principal amount due. During the years ended May 31, 2021 and 2020, the Company capitalized interest in the amount of $0 and $399,453, respectively, on the IGH Note. During the year ended May 31, 2021, the Company received payments on the IGH Note in the amount of $1,696,765. The Company applied these payments as follows; $1,544,291 as a repayment of principal and $152,473 as a repayment of accrued interest. During the year ended May 31, 2020, the Company received payments on the IGH Note in the amount of $1,425,000. The Company applied these payments as follows; $1,357,278 as a repayment of principal and $67,722 as a repayment of accrued interest.

To secure the obligations of IGH to the Company under the IGH Loan Agreement and the IGH Note, the Company and IGH entered into a Security Agreement dated as of October 31, 2018 (the “IGH Security Agreement”), pursuant to which IGH granted to the Company a first priority lien on and security interest in all personal property of IGH.

If the Company did not exercise the IGH Option on or prior to the date that was 30 days following the end of the Option Period, the IGH Loan Amount would be reduced to $2,500,000 as a break-up fee (the “Break-Up Fee”), except in the event of a Purchase Exception (as defined in the IGH Option Agreement), in which case the Break-Up Fee would not apply and there would be no reduction to the Loan Amount.

On August 26, 2019, the parties amended the IGH Option to, among other things, extend the Option Period and delay closing until January 2020. By letter agreement dated January 31, 2020, the Company, CLS Massachusetts and IGH extended the IGH Option Agreement to February 4, 2020. On February 4, 2020, CLS Massachusetts exercised the IGH Option. By letter dated February 26, 2020, the Company informed IGH that as a result of its breaches of the IGH Option, which remained uncured, an event of default had occurred under the IGH Note. The Company advised IGH that it was electing to cause the IGH Note to bear interest at the default rate of 15% per annum effective February 26, 2020 and to accelerate all amounts due under the Note.

On March 3, 2020, the Company filed a claim for declaratory relief, among other things, requesting the court declare that CLS Massachusetts had validly exercised the IGH Option and instruct IGH to comply with its diligence requests and ultimately execute a merger agreement with CLS and CLS Massachusetts. The dispute regarding whether CLS Massachusetts properly exercised the IGH Option arose after CLS Massachusetts delivered a notice of exercise to IGH and IGH subsequently asserted that CLS Massachusetts’ exercise was invalid.

On February 27, 2021, IGH notified the Company that it did not plan to make further payments under the IGH Note on the theory that the Break-Up Fee excused additional payments. The Company vehemently disagreed with this assertion. During the twelve months ended May 31, 2021, the Company impaired the remaining amounts due under the IGH Note in the amount of $2,498,706, which included $2,497,884 in principal and $822 in accrued interest. As of May 31, 2021, the principal balance of the IGH Note was $0 and the interest receivable was $0.

On June 14, 2021, the parties to the IGH lawsuit entered into a confidential settlement agreement to resolve the action and the IGH Settlement Note. Pursuant to the IGH Settlement Note, IGH shall pay the Company $3,000,000, $500,000 of which was paid on or before June 21, 2021. A second payment of $500,000 was paid on or before July 12, 2021. The remaining $2,000,000 and accrued interest is being paid in 12 equal monthly installments beginning on August 12, 2021, pursuant to the terms of the promissory note. During the six months ended November 30, 2021, the Company received $1,696,328 under the IGH Settlement Note, which includes $1,666,668 in principal and $29,660 in accrued interest. The Company records amounts paid under the IGH Settlement Note as gains when payments are received.

Quinn River Joint Venture

On October 20, 2021, the Company entered into a management services agreement (the “Quinn River Joint Venture Agreement”) through its 50% owned subsidiary, Kealii Okamalu, with CSI Health MCD LLC (“CSI”) and a commission established by the authority of the Tribal Council of the Fort McDermitt Paiute and Shoshone Tribe (“Tribe”). The purpose of the Quinn River Joint Venture Agreement is to establish a business (the “Quinn River Joint Venture”) to grow, cultivate, process, and sell cannabis and related products. The Quinn River Joint Venture Agreement has an initial term of 10 years plus a 10 year renewal option from the date the first cannabis crop produced is harvested and sold. Pursuant to the Quinn River Joint Venture Agreement, Kealii Okamalu will lease approximately 30 acres of the Tribe’s land located along the Quinn River at a cost of $3,500 per month and manage the design, finance and construction of a cannabis cultivation facility on such tribal lands (“the Cultivation Facility”). Kealii Okamalu will also manage the ongoing operations of the Cultivation Facility and related business, including, but not limited to, cultivation of cannabis crops, personnel staffing, product packaging, testing, marketing and sales. Packaged products will be branded as “Quinn River Farms.” The Company will provide 10,000 square feet of warehouse space at its Las Vegas facility, and will have preferred vendor status including the right to purchase cannabis flower and the business’s cannabis trim at favorable prices. Kealii Okamalu will contribute $6 million towards the construction of the Cultivation Facility and the working capital for the Quinn River Joint Venture. This amount will be repaid from the portion of the net profits of the Quinn River Joint Venture otherwise payable to CSI and the Tribe at the rate of $750,000 per quarter for eight quarters . Kealii Okamalu will receive one-third of the net profits of the Quinn River Joint Venture.

The Company is the manager of and holds a 50% ownership interest in Kealii Okamalu. Kealii Okamalu is a VIE which the Company consolidates. The Quinn River Joint Venture is not a legal entity but rather a business operated by Kealii Okamalu. The Company uses the equity method of accounting to record one-third of the profit or loss generated by the Quinn River Joint Venture, which accrues to Kealii Okamalu. Since the Company is a 50% owner of Kealii Okamalu, 50% of the profit or loss of Kealii Okamalu is recorded as minority interest in the Company’s statement of operations.

During the three months ended November 30, 2021, Kealii Okamalu made a deposit of $100,000 towards the construction of the Cultivation Facility; $7,000 of this amount was utilized to pay two months of lease charges on the leased land, and the remaining $93,000 is classified as a construction deposit in other assets on the Company’s balance sheet at November 30, 2021.

NOTE 4 – JOINT VENTURE AND OPTIONS TRANSACTION

In Good Health

On October 31, 2018, the Company, CLS Massachusetts, and IGH, which converted to a for-profit corporation on November 6, 2018 (the “Conversion”), entered into the IGH Option Agreement. Under the terms of the IGH Option Agreement, CLS Massachusetts had an exclusive option to acquire all of the outstanding capital stock of IGH (the “IGH Option”) during the period beginning on the earlier of the date that is one year after the effective date of the Conversion and December 1, 2019, and ending on the date that is 60 days after such date (the “Option Period”). If CLS Massachusetts exercised the IGH Option, the Company, a wholly-owned subsidiary of the Company and IGH would enter into the IGH Merger Agreement (the form of which had been agreed to by the parties). At the effective time of the merger contemplated by the IGH Merger Agreement, CLS Massachusetts would pay a purchase price of $47,500,000, subject to reduction as provided in the IGH Merger Agreement, payable as follows: $35 million in cash, $7.5 million in the form of a five-year promissory note, and $5 million in the form of restricted common stock of the Company, plus $2.5 million as consideration for a non-competition agreement with IGH’s President, payable in the form of a five-year promissory note.

IGH and certain IGH stockholders holding sufficient aggregate voting power to approve the transactions contemplated by the IGH Merger Agreement entered into agreements pursuant to which such stockholders, among other things, agreed to vote in favor of such transactions.

On October 31, 2018, as consideration for the IGH Option, the Company made a loan to IGH (the “IGH Loan”), in the principal amount of $5,000,000 (the “IGH Loan Amount”), subject to the terms and conditions set forth in that certain Loan Agreement, dated as of October 31, 2018 between IGH as the borrower and the Company as the lender (the “IGH Loan Agreement”). The IGH Loan was evidenced by a secured promissory note of IGH (the “IGH Note”), which bore interest at the rate of 6% per annum and was scheduled to mature on October 31, 2021. The Company recorded interest income in the amounts of $149,972 and $296,450 on the IGH Loan during the twelve months ended May 31, 2021 and 2020, respectively. On March 1, 2020, the Company capitalized interest in the amount of $399,453 into the principal amount due. During the years ended May 31, 2021 and 2020, the Company capitalized interest in the amount of $0 and $399,453, respectively, on the IGH Note. During the year ended May 31, 2021, the Company received payments on the IGH Note in the amount of $1,696,765. The Company applied these payments as follows; $1,544,291 as a repayment of principal and $152,473 as a repayment of accrued interest. During the year ended May 31, 2020, the Company received payments on the IGH Note in the amount of $1,425,000. The Company applied these payments as follows; $1,357,278 as a repayment of principal and $67,722 as a repayment of accrued interest.

To secure the obligations of IGH to the Company under the IGH Loan Agreement and the IGH Note, the Company and IGH entered into a Security Agreement dated as of October 31, 2018 (the “IGH Security Agreement”), pursuant to which IGH granted to the Company a first priority lien on and security interest in all personal property of IGH.

If the Company did not exercise the IGH Option on or prior to the date that was 30 days following the end of the Option Period, the IGH Loan Amount would be reduced to $2,500,000 as a break-up fee (the “Break-Up Fee”), except in the event of a Purchase Exception (as defined in the IGH Option Agreement), in which case the Break-Up Fee would not apply and there would be no reduction to the Loan Amount.

On August 26, 2019, the parties amended the IGH Option to, among other things, extend the Option Period and delay closing until January 2020. By letter agreement dated January 31, 2020, the Company, CLS Massachusetts and IGH extended the IGH Option Agreement to February 4, 2020. On February 4, 2020, CLS Massachusetts exercised the IGH Option. By letter dated February 26, 2020, the Company informed IGH that as a result of its breaches of the IGH Option, which remained uncured, an event of default had occurred under the IGH Note. The Company advised IGH that it was electing to cause the IGH Note to bear interest at the default rate of 15% per annum effective February 26, 2020 and to accelerate all amounts due under the Note.

On March 3, 2020, the Company filed a claim for declaratory relief, among other things, requesting the court declare that CLS Massachusetts had validly exercised the IGH Option and instruct IGH to comply with its diligence requests and ultimately execute a merger agreement with CLS and CLS Massachusetts. The dispute regarding whether CLS Massachusetts properly exercised the IGH Option arose after CLS Massachusetts delivered a notice of exercise to IGH and IGH subsequently asserted that CLS Massachusetts’ exercise was invalid.

On February 27, 2021, IGH notified the Company that it did not plan to make further payments under the IGH Note on the theory that the Break-Up Fee excused additional payments. The Company vehemently disagreed with this assertion. During the twelve months ended May 31, 2021, the Company impaired the remaining amounts due under the IGH Note in the amount of $2,498,706, which includes $2,497,884 in principal and $822 in accrued interest. As of May 31, 2021, the principal balance of the IGH Note was $0 and the interest receivable was $0.

On June 14, 2021, the parties to the IGH lawsuit entered into a confidential settlement agreement to resolve the action and a secured promissory note dated and executed by IGH in favor of the Company effective on June 11, 2021. Pursuant to the promissory note, IGH shall pay the Company $3,000,000, $500,000 of which was due and payable on or before June 21, 2021. A second payment of $500,000 was due and payable on or before July 12, 2021. The remaining $2,000,000 and accrued interest shall be paid in 12 equal, monthly installments beginning on August 12, 2021, pursuant to the terms of the promissory note. Subsequent to May 31, 2021, the Company received the first three payments due under the confidential settlement agreement in the aggregate amount of $1,167,000. See note 23.

CannAssist

On January 29, 2019, the Company made a line of credit loan to CannAssist in the principal amount of up to $500,000, subject to the terms and conditions set forth in the CannAssist Loan Agreement. Any draws on the line of credit in excess of $150,000 will only be made in the sole discretion of the Company. The loan is evidenced by the CannAssist Note, which bears interest at the rate of 8% per annum and is personally guaranteed by the two equity owners of CannAssist. On June 24, 2019, the Company advanced the sum of $175,000 to CannAssist, increasing the balance due to the Company under the CannAssist Note to $325,000. The Company recorded interest income in the amount of $0 and $14,673 on the loan during the years ended May 31, 2021 and 2020, respectively.

To secure the obligations of CannAssist to the Company under the CannAssist Loan Agreement and the CannAssist Note, the Company and CannAssist entered into a security agreement dated as of January 29, 2019, pursuant to which CannAssist granted to the Company a first priority lien on and security interest in all personal property of CannAssist.

On March 11, 2019, the Company, through its wholly-owned subsidiary, CLS Massachusetts, entered into the CannAssist Purchase Agreement with CannAssist, each of the members of CannAssist, and David Noble, as the members’ representative.

On August 26, 2019, the Company and CannAssist amended the CannAssist Note. Pursuant to the amendment, there will be no additional advances under the CannAssist Note beyond the $150,000 advanced on February 4, 2019, and the $175,000 advanced on June 24, 2019. In addition, the CannAssist Note was to become due and payable in full on or before February 28, 2020. Finally, the Company and CannAssist terminated the CannAssist Purchase Agreement.

On December 23, 2019, the Company received payment in full on the CannAssist loan in the amount of $342,567, which comprises $325,000 of principal and $17,567 of interest.